AMERIPRISE CERTIFICATE COMPANY

SEMIANNUAL REPORT

TO SHAREHOLDER

June 30, 2011

Report Number C-100

ACC Reports

September 15, 2011

AMERIPRISE CERTIFICATE COMPANY

SEMIANNUAL REPORT TO SHAREHOLDER

June 30, 2011

TABLE OF CONTENTS

Page

Balance Sheet	2-3

Statement of Income	4-5

Statement of Shareholder’s Equity	6

Statement of Cash Flows	7

Investments of Securities in Unaffiliated Issuers	8-18

AMERIPRISE CERTIFICATE COMPANY

BALANCE SHEET

June 30, 2011	Unaudited
(thousands)

ASSETS

Qualified Assets

Investments in unaffiliated issuers:
Cash equivalents	$100,298
Available-for-Sale securities, at fair value	2,714,387
Syndicated loans and commercial mortgage loans, at cost	174,494
Certificate loans - secured by certificate reserves, at cost, which approximates fair value	2,929
Real estate owned, at fair value less cost to sell	4,774

Total investments	2,996,882

Receivables:
Dividends and interest	13,805
Investment securities sold	1,821
Other receivables	49

Total receivables	15,675

Equity derivatives, purchased	71,081

Total qualified assets	3,083,638

Deferred taxes, net	44,996

Total assets	$3,128,634

AMERIPRISE CERTIFICATE COMPANY

BALANCE SHEET (CONTINUED)

June 30, 2011	Unaudited
(thousands)

LIABILITIES AND SHAREHOLDER'S EQUITY

Liabilities

Certificate reserves
Installment certificates:
Reserves to mature	$33,273
Additional credits and accrued interest	348
Advance payments and accrued interest	9
Fully paid certificates:
Reserves to mature	2,842,998
Additional credits and accrued interest	9,052
Due to unlocated certificate holders	149

Total certificate reserves	2,885,829

Other liabilities
Due to related party	206
Current taxes payable to parent	8,146
Payable for investment securities purchased	11,016
Equity derivatives, written	61,005
Accounts payable and accrued liabilities	18,286

Total other liabilities	98,659

Total liabilities	2,984,488

Shareholder’s Equity

Common shares, $10 par - authorized and issued 150,000 shares	1,500
Additional paid-in capital	165,324
Retained earnings:
Appropriated for additional interest on advance payments	15
Unappropriated	—
Accumulated other comprehensive loss - net of tax	(22,693)

Total shareholder’s equity	144,146

Total liabilities and shareholder’s equity	$3,128,634

AMERIPRISE CERTIFICATE COMPANY

STATEMENT OF INCOME

Six Months Ended June 30, 2011	Unaudited
(thousands)

Investment Income From Unaffiliated Investments
Interest income:
Available-for-Sale securities	$55,873
Mortgage loans on real estate and other loans	4,888
Trading securities	0
Certificate loans	84
Dividends	50
Other	715

Total investment income	61,610

Investment Expenses
Ameriprise Financial, Inc. and affiliated company fees:
Distribution	6,685
Investment advisory and services	3,674
Transfer agency	2,200
Depository	46
Other	1,107

Total investment expenses	13,712

Net Investment Income Before Provision
For Certificate Reserves And Income Tax Provision	$47,898

AMERIPRISE CERTIFICATE COMPANY

STATEMENT OF INCOME (Continued)

Six Months Ended June 30, 2011	Unaudited
(thousands)

Provision for Certificate Reserves
According to the terms of the certificates:
Provision for certificate reserves	$662
Interest on additional credits	38
Interest on advance payments	1
Additional credits/interest authorized by ACC	16,236
Total provision for certificate reserves before reserve recoveries	16,937
Reserve recoveries from terminations prior to maturity	(480)

Net provision for certificate reserves	16,457

Net Investment Income Before Income Tax Provision	31,441
Income tax expense	11,903

Net investment income	19,538

Net realized investment gain on investments
Securities of unaffiliated issuers before income tax benefit	1,212
Income tax benefit	424
Net realized gain on investments	788

Net Income	$20,326

AMERIPRISE CERTIFICATE COMPANY

STATEMENT OF SHAREHOLDER’S EQUITY

Six Months Ended June 30, 2011	Unaudited
(thousands)

Common Stock
Balance at beginning and end of period	$1,500

Additional Paid-in Capital
Balance at beginning of period	$181,998
Dividend/return of capital to parent	(16,674)

Balance at end of period	$165,324

Retained Earnings
Appropriated for additional interest on advance payments
Balance at beginning and end of period	$15

Unappropriated
Balance at beginning of period	$—
Net Income	20,326
Dividend/return of capital to parent	(20,326)

Balance at end of period	$—

Accumulated Other Comprehensive Loss, net of tax
Balance at beginning of period	$(21,019)
Other comprehensive income, net of tax:
Change in net unrealized securities losses	(3,837)
Change in noncredit related impairments on securities and net unrealized securities losses on previously impaired securities	2,163

Balance at end of period	$(22,693)

Total Shareholder’s Equity	$144,146

AMERIPRISE CERTIFICATE COMPANY

STATEMENT OF CASH FLOWS

Six Months Ended June 30, 2011	Unaudited
(thousands)

Cash Flows from Operating Activities
Net income	$20,326
Adjustments to reconcile net income to net cash provided by operating activities:
Interest added to certificate loans	(66)
Amortization of premiums, accretion of discounts, net	(876)
Deferred income taxes	1,354
Net realized (gain) loss on investments	(271)
Provision for loan loss	(941)
Changes in other operating assets and liabilities:
Dividends and interest receivable	4,930
Certificate reserves, net	(4,766)
Due to parent for income taxes	479
Derivatives, net	3,737
Derivatives collateral, net	(946)
Other, net	1,505
Net cash provided by operating activities	24,465

Cash Flows from Investing Activities
Available-for-Sale securities:
Sales	36,903
Maturities, redemptions and calls	715,873
Purchases	(579,014)
Syndicated loans and commercial mortgage loans:
Sales	133
Maturities and redemptions	34,828
Purchases and findings	(8,950)
Certificate loans:
Payments	197
Fundings	(93)
Net cash provided by investing activities	199,877

Cash Flows from Financing Activities
Payments from certificate owners	410,406
Certificate maturities and cash surrenders	(679,642)
Dividend / return of capital to parent	(37,000)
Net cash used in financing activities	(306,236)

Net decrease in cash equivalents	(81,894)
Cash equivalents at beginning of period	182,192

Cash equivalents at end of period	$100,298

Supplemental Disclosures Including Non-Cash Transactions:
Cash paid for income taxes	$10,196
Certificate maturities and surrenders through loan reductions	332

Ameriprise Certificate Company

Investments of Securities in Unaffiliated Issuers

At June 30, 2011

(In thousands, except where indicated otherwise)

ISSUER	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # of SHARES	AMORTIZED COST (NOTES a & c)	VALUE (NOTE a)
CASH EQUIVALENTS
Cash Equivalents
CE Commercial Paper
AMSTERDAM FUNDING COMPANY	7/13/2011	0.13%	25,000	24,999	24,999
APACHE COMPANY	7/1/2011	0.27%	11,800	11,800	11,800
KRAFT FOODS INCORPORATED	7/6/2011	0.17%	25,000	24,999	24,999
REED ELSEVIER INCORPORATED	7/5/2011	0.30%	12,500	12,500	12,500
UNITEDHEALTH GROUP INCORPORATED	7/1/2011	0.35%	26,000	26,000	26,000
Total - CE Commercial Paper			100,300	100,298	100,298
Total - Cash Equivalents			100,300	100,298	100,298

BONDS AND NOTES
U.S. Government
U.S. Government-Direct Obligations
FANNIE MAE	8/25/2012	4.45%	2,524	2,524	2,649
UNITED STATES TREASURY	11/15/2028	5.25%	200	215	231
UNITED STATES TREASURY	5/15/2014	4.75%	165	168	184
Total - U.S. Government-Direct Obligations			2,889	2,907	3,064

Mortgage Backed Securities
Agency Residential Mortgage Backed Securities:
FREDDIE MAC GOLD	7/1/2014	6.50%	168	167	179
FREDDIE MAC GOLD	4/1/2015	7.00%	77	76	83
FREDDIE MAC GOLD	8/1/2016	5.00%	1,224	1,213	1,313
FREDDIE MAC GOLD	8/1/2017	5.00%	2,101	2,102	2,271
FREDDIE MAC	7/1/2022	2.62%	78	80	79
FREDDIE MAC	11/1/2023	2.42%	64	65	65
FREDDIE MAC	2/1/2024	2.76%	311	314	327
FREDDIE MAC	11/1/2023	2.53%	461	468	473
FREDDIE MAC	4/1/2024	2.48%	390	393	394
FREDDIE MAC	10/1/2029	2.67%	137	140	144
FREDDIE MAC	2/1/2025	2.93%	99	100	102
FREDDIE MAC GOLD	5/1/2023	5.50%	2,978	3,075	3,221
FREDDIE MAC GOLD	5/1/2014	6.50%	224	222	238
FREDDIE MAC GOLD	6/1/2014	6.50%	23	23	25
FREDDIE MAC GOLD	6/1/2017	6.00%	499	513	546
FREDDIE MAC GOLD	6/1/2017	6.00%	1,538	1,579	1,684
FREDDIE MAC GOLD	9/1/2017	5.00%	2,438	2,438	2,634
FREDDIE MAC GOLD	9/1/2012	5.00%	280	281	285
FREDDIE MAC GOLD	12/1/2012	5.00%	1,397	1,406	1,424
FREDDIE MAC GOLD	5/1/2013	4.50%	3,415	3,446	3,493
FREDDIE MAC GOLD	3/1/2018	5.00%	2,397	2,449	2,590
FREDDIE MAC GOLD	4/1/2013	4.50%	464	468	473
FREDDIE MAC GOLD	4/1/2013	4.50%	956	964	976
FREDDIE MAC GOLD	4/1/2018	5.00%	3,037	3,100	3,282
FREDDIE MAC	5/1/2037	2.51%	6,007	6,254	6,384
FREDDIE MAC	5/1/2022	2.50%	67	68	68
FREDDIE MAC GOLD	5/1/2017	6.00%	2,586	2,644	2,798
FREDDIE MAC	12/1/2031	2.50%	161	159	168
FREDDIE MAC GOLD	8/1/2022	5.50%	926	919	1,002
FREDDIE MAC GOLD	9/1/2022	5.50%	562	558	607
FREDDIE MAC	12/1/2031	2.66%	689	682	697
FREDDIE MAC	9/1/2033	4.53%	1,797	1,747	1,901
FREDDIE MAC	5/1/2033	5.02%	2,577	2,643	2,725
FREDDIE MAC	2/1/2019	2.39%	16	16	16
FREDDIE MAC	11/1/2018	2.08%	22	22	22
FREDDIE MAC	1/1/2019	2.63%	7	7	8
FREDDIE MAC	1/1/2019	2.38%	62	62	63
FREDDIE MAC	1/1/2019	2.38%	32	32	34
FREDDIE MAC	6/1/2019	2.25%	70	69	70
FREDDIE MAC	6/1/2019	2.49%	30	31	31
FREDDIE MAC	1/1/2019	2.39%	52	53	53
FREDDIE MAC	3/1/2019	2.25%	79	79	82
FREDDIE MAC	10/1/2018	2.27%	124	123	129
FREDDIE MAC	7/1/2019	2.39%	73	73	74
FREDDIE MAC	10/1/2019	2.40%	74	74	77
FREDDIE MAC	10/1/2019	2.30%	68	68	70
FREDDIE MAC	8/1/2017	2.28%	74	74	77
FREDDIE MAC	9/1/2017	2.15%	102	102	105
FREDDIE MAC	10/1/2017	2.28%	144	143	144
FREDDIE MAC	2/1/2019	2.03%	72	71	72
FREDDIE MAC	7/1/2019	1.83%	294	294	297

FREDDIE MAC	2/1/2025	2.72%	175	176	180
FREDDIE MAC	2/1/2018	4.63%	151	152	160
FREDDIE MAC	9/1/2033	4.51%	1,605	1,590	1,688
FREDDIE MAC	8/1/2034	5.16%	9,585	9,699	10,162
FANNIE MAE FNMA_99-8	3/25/2014	6.00%	565	562	592
FANNIE MAE	9/1/2017	2.39%	15	15	15
FANNIE MAE	7/1/2017	2.02%	57	57	58
FANNIE MAE	8/1/2020	4.55%	67	69	67
FANNIE MAE	11/1/2019	4.66%	190	191	198
FANNIE MAE	8/1/2019	2.00%	212	214	216
FANNIE MAE	3/1/2033	4.83%	403	410	424
FANNIE MAE	2/1/2024	2.75%	359	361	377
FANNIE MAE	9/1/2011	7.00%	2	2	2
FANNIE MAE	9/1/2011	7.50%	5	5	5
FANNIE MAE	3/1/2012	7.00%	27	27	27
FANNIE MAE	2/1/2014	5.50%	9	8	9
FANNIE MAE	3/1/2014	5.50%	590	583	631
FANNIE MAE	4/1/2014	5.50%	671	663	728
FANNIE MAE	11/1/2012	5.00%	778	780	833
FANNIE MAE	12/1/2012	5.00%	1,393	1,396	1,476
FANNIE MAE	1/1/2013	5.00%	2,254	2,264	2,414
FANNIE MAE	1/1/2018	5.00%	6,690	6,718	7,231
FANNIE MAE	1/1/2018	5.50%	3,843	3,926	4,165
FANNIE MAE	2/1/2013	5.00%	346	347	364
FANNIE MAE	3/1/2025	2.38%	263	267	276
FANNIE MAE	9/1/2024	6.00%	1,343	1,327	1,473
FANNIE MAE	8/1/2011	7.00%	1	1	1
FANNIE MAE	6/1/2012	8.00%	26	26	26
FANNIE MAE	9/1/2013	6.00%	16	15	16
FANNIE MAE	4/1/2014	6.50%	384	379	401
FANNIE MAE	7/1/2014	6.00%	170	169	185
FANNIE MAE	5/1/2012	7.00%	31	31	32
FHLMC_3812	9/15/2018	2.75%	13,654	13,919	14,070
FANNIE MAE	8/1/2014	6.50%	189	188	201
FANNIE MAE	2/1/2022	5.50%	986	977	1,077
FANNIE MAE	10/1/2016	5.50%	1,785	1,787	1,938
FANNIE MAE	9/1/2016	5.00%	3,059	3,030	3,301
FANNIE MAE	6/1/2032	5.49%	1,007	1,010	1,074
FANNIE MAE	5/1/2031	2.53%	723	722	741
FANNIE MAE	6/1/2031	2.41%	392	390	399
FANNIE MAE	5/1/2016	6.00%	465	462	509
FANNIE MAE	5/1/2016	5.50%	1,392	1,394	1,511
FANNIE MAE	11/1/2016	5.00%	1,597	1,577	1,724
FANNIE MAE	1/1/2017	5.00%	1,593	1,579	1,719
FANNIE MAE	1/1/2032	2.53%	722	716	754
FANNIE MAE	12/1/2016	5.50%	1,514	1,500	1,643
FANNIE MAE	2/1/2017	5.00%	2,062	2,056	2,225
FANNIE MAE	3/1/2017	5.00%	2,569	2,562	2,777
FANNIE MAE	8/1/2032	2.90%	523	524	543
FANNIE MAE	10/1/2032	1.92%	729	731	755
FANNIE MAE	10/1/2032	1.92%	1,560	1,560	1,614
FANNIE MAE	8/1/2032	2.90%	752	752	783
FANNIE MAE	8/1/2032	2.78%	879	878	917
FANNIE MAE	9/1/2032	2.57%	367	368	385
FANNIE MAE	9/1/2032	2.38%	317	318	326
FANNIE MAE	10/1/2032	2.40%	713	715	739
FANNIE MAE	10/1/2032	2.40%	288	289	300
FANNIE MAE	10/1/2032	2.59%	530	531	556
FANNIE MAE	11/1/2032	5.32%	1,735	1,741	1,847
FANNIE MAE	11/1/2032	5.20%	2,127	2,140	2,268
FANNIE MAE	12/1/2032	1.82%	950	954	969
FANNIE MAE	12/1/2032	5.04%	1,344	1,348	1,433
FANNIE MAE	12/1/2032	1.79%	1,247	1,252	1,271
FANNIE MAE FNMA_03-28	8/25/2022	5.00%	1,465	1,473	1,506
FREDDIE MAC FHLMC_2542	5/15/2022	5.50%	1,672	1,687	1,718
FREDDIE MAC FHLMC_2558	6/15/2022	5.50%	2,066	2,081	2,139
FREDDIE MAC FHLMC_2548	3/15/2022	5.50%	2,574	2,581	2,620
FREDDIE MAC FHLMC_2550	7/15/2022	5.50%	1,538	1,551	1,595
FREDDIE MAC FHLMC_2556	1/15/2022	5.50%	1,417	1,418	1,420
FREDDIE MAC FHLMC_2574	12/15/2022	5.00%	1,957	1,980	2,062
FREDDIE MAC FHLMC_2586	1/15/2023	5.50%	3,005	3,058	3,193
FREDDIE MAC FHLMC_2597	7/15/2022	5.50%	5,677	5,729	5,854
FREDDIE MAC FHLMC_2595	4/15/2022	5.50%	8,766	8,810	8,926
FREDDIE MAC FHLMC_2603	1/15/2022	5.50%	820	820	821
FHLMC_2619	7/15/2022	5.00%	3,964	4,000	4,142
FNMA_04-81	10/25/2020	4.35%	1,904	1,900	1,938
FNMA_04-89	1/25/2022	4.50%	1,393	1,389	1,415
FANNIE MAE FNMA_05-40	9/25/2030	5.00%	764	762	768
FREDDIE MAC FHLMC_2770	6/15/2032	3.75%	2,384	2,379	2,447
FHLMC_2835	9/15/2032	4.50%	3,181	3,176	3,291
FHLMC_2872	4/15/2022	4.50%	2,477	2,474	2,538
FHLMC_2907	3/15/2019	4.50%	2,247	2,244	2,364

FHLMC_2901	10/15/2033	4.50%	561	561	599
FNMA_10-17	11/25/2023	4.00%	23,032	23,898	24,054
FANNIE MAE	4/1/2033	4.86%	1,528	1,555	1,635
FANNIE MAE	5/1/2018	4.50%	13,054	13,373	13,969
FANNIE MAE	5/1/2018	5.00%	3,232	3,300	3,493
FANNIE MAE	6/1/2018	5.00%	2,259	2,307	2,442
FANNIE MAE	9/1/2033	4.39%	5,127	5,138	5,440
FANNIE MAE	6/1/2034	2.45%	906	898	950
FANNIE MAE	7/1/2033	4.83%	3,308	3,294	3,481
FANNIE MAE	7/1/2034	4.71%	2,056	2,016	2,178
FANNIE MAE	8/1/2033	3.94%	4,143	3,976	4,359
FANNIE MAE	7/1/2035	2.43%	13,380	13,802	14,032
FANNIE MAE	9/1/2033	5.02%	1,080	1,083	1,149
FANNIE MAE	10/1/2033	4.50%	2,669	2,633	2,835
FANNIE MAE	11/1/2033	4.77%	867	868	915
FANNIE MAE	12/1/2033	4.45%	1,863	1,842	1,966
FANNIE MAE	4/1/2034	4.69%	1,427	1,444	1,510
FANNIE MAE	10/1/2034	5.14%	3,702	3,749	3,950
FANNIE MAE	11/1/2034	5.02%	2,121	2,152	2,237
FANNIE MAE	10/1/2034	5.00%	3,214	3,229	3,425
FANNIE MAE	9/1/2034	2.50%	2,041	2,046	2,141
FANNIE MAE	1/1/2035	2.68%	7,010	7,072	7,383
FANNIE MAE	2/1/2035	4.95%	2,711	2,730	2,895
FANNIE MAE	8/1/2035	4.91%	3,021	3,039	3,198
FANNIE MAE	6/1/2018	4.50%	12,484	12,804	13,359
FANNIE MAE	6/1/2036	2.67%	14,345	14,604	15,068
FANNIE MAE	4/1/2036	2.68%	10,047	10,304	10,632
FANNIE MAE	1/1/2038	5.32%	15,770	16,624	16,889
FANNIE MAE	6/1/2023	4.50%	16,674	17,078	17,728
FANNIE MAE	9/1/2035	2.44%	9,580	9,808	10,063
FANNIE MAE	8/1/2037	3.01%	7,145	7,407	7,565
FANNIE MAE	8/1/2037	5.76%	6,325	6,674	6,746
FANNIE MAE	12/1/2020	3.00%	23,275	23,839	23,968
FANNIE MAE	6/1/2019	4.00%	15,712	15,921	16,612
FANNIE MAE	12/1/2020	3.50%	23,146	24,074	24,109
FSPC_T-76	10/25/2037	4.78%	19,291	19,700	19,475
GNMA II	3/20/2023	2.38%	203	205	210
GNMA II	3/20/2017	2.38%	72	72	75
GNMA II	7/20/2017	2.63%	46	45	48
GNMA II	8/20/2017	2.63%	4	4	4
GNMA II	10/20/2017	2.50%	154	153	159
GNMA II	11/20/2017	2.50%	16	16	17
GNMA II	12/20/2017	2.50%	29	29	30
GNMA II	5/20/2018	3.38%	66	65	68
GNMA II	4/20/2018	3.38%	5	5	5
GNMA II	6/20/2018	3.38%	90	89	94
GNMA II	7/20/2018	2.63%	33	32	34
GNMA II	11/20/2018	3.50%	12	12	13
GNMA II	12/20/2018	3.50%	48	48	50
GNMA II	6/20/2025	3.38%	192	193	200
GNMA_04-19	3/20/2034	4.50%	1,131	1,130	1,149
Total Agency Residential Mortgage Backed Securities			450,997	459,001	474,239

Non-Agency Residential Mortgage Backed Securities
ARMT_2004-2	2/25/2035	2.72%	1,823	1,850	1,590
AGFMT_10-1A	3/25/2058	5.15%	19,469	20,206	19,945	(d)
BCAP_09-RR1	7/26/2037	5.76%	695	686	696	(d)
BCAP_09-RR1	11/26/2034	2.85%	7,088	6,595	7,109	(d)
BCAP_09-RR1	5/26/2035	2.81%	25,831	24,039	25,928	(d)
BCAP_09-RR1	5/26/2035	2.78%	14,655	13,638	14,709	(d)
BCAP_09-RR1	8/26/2037	6.00%	11,661	11,594	11,811	(d)
BCAP LLC TRUST BCAP_09-RR8	3/26/2037	5.50%	14,667	14,470	15,330	(d)
BCAP LLC TRUST BCAP_09-RR10	10/26/2035	5.20%	8,464	8,464	8,603	(d)
BCAP_09-RR13	7/26/2037	6.00%	20,576	21,390	21,354	(d)
BCAP_10-RR6	7/26/2037	0.54%	10,621	10,455	10,497	(d)
BCAP_10-RR6	1/26/2037	5.35%	7,035	7,137	7,124	(d)
BCAP_10-RR7	4/26/2035	5.02%	14,257	14,558	14,824	(d)
BAFC_05-G	10/20/2035	5.20%	9,245	8,691	8,684
BANC OF AMERICA FUNDING CORPORATION B	9/20/2035	3.13%	4,782	4,812	3,626
BAA_2003-1	2/25/2033	5.00%	1,371	1,375	1,372
BOAMS_04-B	3/25/2034	2.86%	5,513	5,498	2,956
BOAMS_04-5	6/25/2019	5.00%	2,342	2,382	2,413
BOAMS_03-I	10/25/2033	3.23%	5,561	5,543	5,348
BOAMS_2004-E	6/25/2034	2.87%	12,247	12,190	11,120
BOAMS_2004-E	6/25/2034	2.84%	4,108	3,946	2,126
BOAMS_04G	8/25/2034	3.10%	5,919	5,816	2,278
BOAMS_2004-H	9/25/2034	3.16%	3,242	2,828	1,142
BOAMS_06-B	11/20/2046	5.80%	3,498	3,196	2,758
BAFC_10-R5	6/26/2046	0.35%	2,645	2,602	2,626	(d)
BALTA_05-2	4/25/2035	4.61%	4,627	4,617	3,521
BALTA_05-2	4/25/2035	3.41%	4,106	4,128	605
BSMF_06-AR5	12/25/2046	0.40%	12,123	4,619	3,482

BVMBS_05-1	2/22/2035	3.31%	6,859	6,841	5,508
CSMC_09-9R	4/26/2037	5.50%	6,796	6,665	7,063	(d)
CSMC_10-1R	5/27/2036	5.00%	2,097	2,135	2,109	(d)
CSMC_10-12R	11/26/2035	4.00%	5,257	5,356	5,357	(d)
CSMC_10-10R	7/26/2037	5.75%	7,298	7,465	7,514	(d)
CSMC_10-13R	11/26/2035	5.50%	1,999	2,066	2,004	(d)
CSMC_10-16	6/25/2050	3.00%	31,426	31,426	31,374	(d)
CSMC_10-17R	6/26/2036	2.61%	13,749	13,749	13,530	(d)
CSMC_11-1R	2/25/2047	1.19%	20,674	20,674	20,453	(d)
CSMC_11-7R	6/27/2041	1.44%	60,906	60,906	60,123
CWA_2004-33	12/25/2034	3.18%	1,017	1,029	863
CWALT_05-27	8/25/2035	1.87%	5,121	5,167	3,229
CWALT_05-24	7/20/2035	1.59%	3,845	3,880	2,408
CWALT_06-OA19	2/20/2047	0.44%	16,499	4,303	3,698
CWHL_05-HYB7	11/20/2035	5.38%	11,618	10,853	9,051
CWHL_03-10	5/25/2033	5.50%	24,258	25,295	25,262
COUNTRYWIDE HOME LOANS CWHL_03	1/19/2034	4.65%	28,488	29,214	28,673
CWHL_04-12	8/25/2034	2.86%	4,954	2,964	334
CDMC_03-7P	6/25/2017	4.86%	2,149	2,191	2,158
CHASE_03-S7	8/25/2018	0.59%	3,689	3,273	3,444
CHASE_03-S10	11/25/2018	4.75%	6,772	7,004	6,981
CHASE_07-A1	2/25/2037	2.91%	21,105	20,909	20,497
CFLX_07-M1	8/25/2037	0.34%	16,430	14,871	8,749
CMLTI_05-3	8/25/2035	2.87%	4,165	4,144	3,238
CMLTI_09-3	10/25/2033	2.62%	4,334	4,173	4,321	(d)
CMLTI_09-9	4/25/2034	4.91%	3,022	3,037	3,037	(d)
CMLTI_09-9	10/25/2035	5.29%	2,417	2,429	2,442	(d)
CMLTI_10-7	2/25/2035	4.79%	4,303	4,303	4,339	(d)
CMLTI_10-7	12/25/2035	3.00%	2,167	2,167	2,164	(d)
CMLTI_10-7	9/25/2037	1.19%	15,000	14,665	13,978	(d)
CMLTI_10-8	11/25/2036	4.00%	37,062	37,651	37,701	(d)
CMLTI_10-9	11/25/2035	4.90%	3,974	4,092	4,074	(d)
CMLTI_10-10	11/25/2035	2.75%	6,030	6,015	6,104	(d)
CMLTI_11-2	9/25/2037	3.50%	4,324	4,256	4,315	(d)
CSMC_09-2R	9/26/2034	2.83%	28,874	29,590	29,596	(d)
CSMC_09-2R	9/26/2034	2.83%	28,874	29,017	28,774	(d)
DBALT_06-AR6	2/25/2037	0.36%	20,476	13,415	12,263
DBALT_07-AR1	1/25/2047	0.35%	18,814	15,400	10,279
DBALT_07-OA1	2/25/2047	0.34%	5,439	4,952	2,926
FHAT_2004-A4	10/25/2034	2.36%	2,290	2,327	1,964
FHAMS_04-AA7	2/25/2035	2.37%	1,337	1,349	1,142
FHAMS_05-AA2	3/25/2035	2.38%	2,557	2,605	1,954
FHAMS_05-AA3	5/25/2035	2.38%	6,368	6,427	4,831
GMHE_2004-AR2	8/19/2034	3.39%	2,140	2,146	1,971
GMHE_2004-AR2	8/19/2034	5.17%	3,862	3,869	3,841
GSR_05-AR5	10/25/2035	2.91%	8,828	8,828	6,946
GSR MORTGAGE LOAN TRUST GSR_05	11/25/2035	2.76%	5,910	5,571	5,232
GSR_05-AR3	5/25/2035	2.77%	5,851	5,877	4,710
GSR_05-AR1	1/25/2035	2.92%	6,540	6,571	5,967
GS MORTGAGE SECURITIES CORPORATION	11/25/2035	2.80%	5,896	5,237	5,898	(d)
GS MORTGAGE SECURITIES CORPORATION	11/25/2035	2.76%	3,629	3,226	3,615	(d)
GPMF_05-AR5	11/25/2045	2.28%	7,879	7,639	4,793
HARBORVIEW MORTGAGE LOAN TRUST	4/19/2034	4.71%	2,506	2,524	2,437
HVML_2004-4	6/19/2034	1.34%	174	172	137
HVMLT_2004-6	8/19/2034	4.35%	1,769	1,756	1,663
HVMLT_04-7	11/19/2034	2.33%	3,374	3,347	2,828
HVMLT_2004-10	1/19/2035	2.71%	1,756	1,774	1,720
HVMLT_05-8	9/19/2035	1.78%	3,572	3,604	2,089
HVMLT_05-15	10/20/2045	2.28%	9,397	8,807	6,863
HVMLT_06-14	1/25/2047	0.39%	10,039	3,608	2,044
INDX_05-AR1	3/25/2035	2.80%	108	109	96
INDYMAC INDX MORTGAGE LOAN TRU	5/25/2035	2.60%	5,598	5,629	4,202
JPMRR_10-1	2/26/2037	6.00%	8,106	8,384	8,377	(d)
JP MORGAN REREMIC JPMRR_10-5	8/26/2036	2.73%	3,875	3,899	3,855	(d)
JEFFERIES & CO JMAC_09-R12	2/26/2035	2.79%	16,131	15,529	16,146	(d)
JEFFERIES & CO JMAC_09-R12	1/26/2035	2.91%	7,137	6,874	7,166	(d)
JMAC_09-R3	12/26/2035	5.18%	11,137	9,676	11,391	(d)
JMAC_09-R11	10/26/2035	5.27%	6,025	5,966	6,120	(d)
JMAC_10-R8	2/26/2047	0.41%	4,097	3,913	4,016	(d)
LUMINENT MORTGAGE TRUST LUM_06	10/25/2046	0.43%	4,284	1,870	1,201
LUMINENT MORTGAGE TRUST LUM_07	1/25/2037	0.38%	5,246	2,244	1,105
MARM_05-1	2/25/2035	2.82%	3,944	4,001	2,545
MERRILL LYNCH MORGAGE INVEST INCORPORATED	8/25/2033	2.52%	4,342	4,335	4,079
MLCC_2004-1	12/25/2034	2.19%	1,438	1,442	1,451
MLMI_05-A1	12/25/2034	2.79%	3,049	3,057	2,913
MLMI_05-A2	2/25/2035	2.62%	5,692	5,693	5,426
MSM_2004-6AR	8/25/2034	3.00%	4,978	3,149	1,651
MSM_2004-10AR	11/25/2034	2.90%	799	808	733
MSM_2004-10AR	11/25/2034	2.61%	2,855	2,896	2,679
MSRR_10-R5	7/26/2036	0.35%	8,870	8,418	8,691	(d)
MSRR_10-R5	5/26/2037	0.42%	11,591	10,990	11,406	(d)
MSRR_10-R6	9/26/2036	0.56%	8,296	7,896	8,095	(d)

RBSSP_09-8	5/21/2035	0.82%	17,326	15,109	15,334	(d)
RALI_07-Q	2/25/2047	0.38%	9,680	3,652	2,224
RFMSI_03-QS2	2/25/2033	4.50%	1,530	1,518	1,524
RALI_04-QR1	10/25/2034	5.25%	1,810	1,815	1,746
RALI_05-QA2	2/25/2035	3.05%	5,773	5,570	3,941
RALI_04-QS5	4/25/2034	4.75%	1,620	1,614	1,626
RALI_05-Q	7/25/2035	3.44%	1,452	120	83
RFMSI_05-SA2	6/25/2035	5.14%	10,567	10,591	9,934
SASC_2003-24A	7/25/2033	5.55%	827	839	804
STRUCTURED ADJUSTABLE RATE MORTGAGE	3/25/2034	2.51%	5,537	5,640	2,028
WAMU_03-AR6	6/25/2033	2.57%	4,665	4,653	4,658
WASHINGTON MUTUAL WAMU_05-AR4	4/25/2035	2.58%	10,000	9,967	8,010
WASHINGTON MUTUAL WAMU_05-AR10	9/25/2035	2.77%	10,000	10,001	7,833
WAMU_04-AR10	7/25/2044	0.63%	1,869	1,876	1,421
WAMU_05-AR3	3/25/2035	2.58%	5,746	5,769	5,362
WFMBS_04-0	8/25/2034	4.86%	2,393	2,372	2,403
WFMBS_04-Q	9/25/2034	4.88%	11,041	11,211	10,725
WFMBS_03-M	12/25/2033	4.69%	5,679	5,865	5,765
WFMBS_04-P	9/25/2034	2.89%	6,350	6,219	1,853
WFMBS_04-W	11/25/2034	2.76%	18,874	18,912	17,756
WFMBS_03-16	12/25/2018	4.75%	5,497	5,235	5,614
WFMBS_04-I	7/25/2034	2.88%	6,178	6,189	5,876
WFMBS_03-14	12/25/2018	4.75%	4,014	3,873	4,088
WFMBS_03-17	1/25/2034	5.50%	7,400	7,439	7,409
WFMBS_04-CC	1/25/2035	4.91%	2,780	2,789	2,659
WFMBS_05-AR2	3/25/2035	2.74%	1,886	1,891	1,684
WFMBS_05-AR2	3/25/2035	4.87%	5,140	5,101	4,724
WFMBS_04-K	7/25/2034	4.71%	15,868	16,432	16,187
WFMBS_04-DD	1/25/2035	2.74%	5,761	5,761	5,142
WFMBS_05-AR12	7/25/2035	2.77%	9,489	8,951	8,499
Total Non-Agency Residential Mortgage Backed Securities			1,150,476	1,085,883	1,006,411
Total Residential Mortgage Backed Securities			1,601,473	1,544,884	1,480,650

Asset Backed Securities:
ACCR_05-4	12/25/2035	0.40%	2,499	2,431	2,444
ABSHE_05-HE2	2/25/2035	0.64%	4,658	3,798	4,249
CBASS_05-RP2	9/25/2035	6.09%	1,373	1,257	1,347	(d)
CLI FUNDING LLC CLIF_06-1	8/18/2021	0.37%	4,689	2,862	4,425	(d)
CWHEL_04-K	2/15/2034	0.49%	599	529	349
CWL_05-4	10/25/2035	0.65%	14,000	12,248	13,595
CARAT_07-4A	5/15/2014	5.30%	5,536	5,537	5,634
COMET_06-A5	1/15/2016	0.25%	30,000	27,854	29,912
COLLE_02-2	3/1/2042	1.71%	10,000	7,862	9,120	(d)
DCMT_05-4	6/16/2015	0.28%	15,000	13,901	14,991
DCENT_07-A2	6/15/2015	0.59%	16,010	14,960	16,060
FMIC_04-3	8/25/2034	2.03%	6,253	5,481	5,283
FORDO_09-B	7/15/2014	4.50%	10,000	10,000	10,493
FREMONT HOME LOAN TRUST FHLT_0	6/25/2035	0.67%	3,128	3,052	3,085
GTP_11-1	6/15/2041	3.97%	7,000	7,000	6,860	(d)
GOAL CAPITAL FUNDING TRUST GOA	6/25/2021	0.27%	988	961	984
GALC_11-1	4/15/2016	2.34%	9,000	9,000	9,137	(d)
JPMAC_06-HE2	7/25/2036	0.29%	1,624	1,607	1,607
LRF_10-4	8/20/2018	1.70%	3,513	3,469	3,467	(d)
LRF_11-1	12/20/2018	1.70%	7,578	7,408	7,409	(d)
OOMLT_07-HL1	2/25/2038	0.31%	2,560	2,484	2,501
POPLR_05-3	7/25/2035	4.44%	624	623	623
RASC_05-KS12	1/25/2036	0.44%	4,400	4,126	4,055
RAMC_05-3	11/25/2035	4.81%	3,756	3,748	3,615
RFMSI_04-KS9	10/25/2034	4.62%	7,862	7,350	6,653
RASC_03-K10	12/25/2033	4.54%	4,338	4,391	4,365
RAMP_06-EFC1	2/25/2036	0.39%	1,669	1,583	1,648
RESTRUCTURED ASSET SECURITIES	12/15/2030	4.00%	2,143	2,136	2,128	(d)
SLMA_06-3	7/25/2019	0.35%	14,178	13,725	14,075
SLMA_03-A	9/15/2020	0.69%	7,847	6,544	7,654
SLMA_05-A	12/15/2020	0.39%	9,949	7,672	9,682
SLMA_05-B	3/15/2023	0.43%	16,609	14,343	15,759
SLMA_11-2	11/25/2027	0.81%	5,000	4,990	4,979
SDART_11-S1	5/15/2017	1.48%	8,526	8,526	8,526	(d)
SDART_11-2	2/16/2015	1.00%	5,000	5,000	5,000
SRFC_11-1A	4/20/2026	3.35%	6,850	6,849	6,868	(d)
SBAP_02-20J	10/1/2022	4.75%	1,930	1,956	2,052
SBAP_03-10F	11/1/2013	3.90%	706	709	722
SBAP_04-10A	1/1/2014	3.87%	1,384	1,389	1,415
SBAP_05-10D	7/1/2015	4.51%	2,032	2,032	2,117
SVHE_06-EQ1	10/25/2036	0.30%	1,906	1,886	1,873
TAL ADVANTAGE LLC TAL_10-2	10/20/2025	4.30%	9,333	9,333	9,368	(d)
UHAUL_10-BT1A	10/25/2023	4.90%	12,247	12,247	12,758	(d)
VWALT_09-A	4/16/2012	3.41%	2,206	2,206	2,211
VOLKSWAGEN AUTO LOAN ENHANCED	3/20/2013	5.47%	4,033	4,078	4,078
SBAC_10-1	4/15/2040	4.25%	5,000	5,266	5,182	(d)
CMLTI_09-6	4/25/2037	0.26%	3,749	3,705	3,713	(d)

CMLTI_09-7	4/25/2037	0.29%	5,776	5,617	5,714	(d)
GALC_09-1	12/15/2013	3.19%	7,551	7,674	7,763	(d)
LIFT - LEASE INVESTMENT FLIGHT	7/15/2016	0.62%	348	348	336
CENTEX HOME EQUITY CHECK_03-A	12/25/2031	4.25%	1,624	1,611	1,581
UHAUL_07-BT1	2/25/2020	5.56%	5,275	5,535	5,512	(d)
EQUITY ONE EQABS_2004-3	7/25/2034	5.10%	5,490	5,546	5,372
Total Asset Backed Securities			325,349	306,445	320,349

Commercial Mortgage Backed Securities
Agency Commercial Mortgage Backed Securities:
GNMA_10-16	1/16/2040	3.21%	8,890	8,986	9,231
GNMA_10-65	11/16/2028	2.02%	10,372	10,374	10,470
GNMA_10-161	5/16/2035	2.11%	4,936	5,015	4,997
GNMA_09-63	1/16/2038	3.40%	23,502	23,343	24,485
GNMA_2004-23	9/16/2027	3.63%	7,023	7,016	7,284
FANNIE MAE	1/1/2019	6.08%	4,018	4,056	4,055
GNMA_04-10	7/16/2031	4.04%	5,883	5,865	6,205
FMGT_03-T5	3/25/2013	4.06%	1,901	1,901	1,955
FNMA_06-M2	10/25/2032	5.27%	12,069	13,000	13,274
Total Agency Commercial Mortgage Backed Securities			78,594	79,556	81,956

Non-Agency Commercial Mortgage Backed Securities:
BACM_05-1	11/10/2042	5.33%	10,000	10,787	10,889
BSCMS_05-PWR7	2/11/2041	4.95%	5,087	5,075	5,141
BSCMS_03-TOP10	3/13/2040	4.00%	1,098	1,097	1,114
BSCMS_05-PW10	12/11/2040	5.38%	9,081	9,607	9,660
CGCMT_05-EMG	9/20/2051	4.52%	11,245	11,384	11,613	(d)
GCCFC_07-GG9	3/10/2039	5.38%	12,643	12,821	12,861
GCCFC_07-GG11	12/10/2049	5.36%	15,905	15,666	16,243
CSFBMSC_03-C3	5/15/2038	3.94%	6,190	6,119	6,413
DBUBS_11-LC2A	1/10/2021	3.53%	5,000	5,050	5,008	(d)
ESA_10-ESHA	11/5/2027	2.95%	19,784	19,721	19,620	(d)
FUNBCMT_01-C4	12/12/2033	6.22%	4,250	4,247	4,268
GMACC_02-C3	7/10/2039	4.15%	1,187	1,182	1,190
GMACC_03-C2	5/10/2040	5.65%	7,000	7,012	7,523
GSMS_11-ALF	2/10/2021	2.72%	23,500	23,519	23,723	(d)
GECMC_05-C3	7/10/2045	5.05%	961	960	961
GECMC_05-C3	7/10/2045	4.94%	85	88	87
GCCFC_05-GG3	8/10/2042	4.31%	9,731	9,815	9,769
GCCFC_05-GG5	4/10/2037	5.12%	13,847	14,024	13,972
JPMCMFC_03-LN1	10/15/2037	4.13%	3,150	3,087	3,233
JPMCC_03-CB7	1/12/2038	4.88%	9,958	10,401	10,529
JPMCC_05-LDP1	3/15/2046	4.85%	6,193	6,230	6,480
JPMCC_07-CB20	2/12/2051	5.63%	9,744	9,977	10,025
JPMCC_10-C2	11/15/2043	2.75%	9,630	9,715	9,583	(d)
JPMCC_10-CNTR	8/5/2032	3.30%	11,791	11,899	11,683	(d)
LBUBS_05-C2	4/15/2030	4.82%	1,252	1,249	1,253
LBUBSCMT_05-C5	9/15/2030	4.95%	22,000	23,531	23,772
LB-UBS COMM MORT TRUST LBUBSCM	9/15/2026	4.07%	1,017	1,018	1,030
LB-UBS COMM MORT TRUST LBUBSCM	9/15/2027	4.06%	1,056	1,055	1,056
LBUBS_05-C7	11/15/2030	5.10%	11,839	11,817	11,834
MSC_11-C1	9/15/2047	2.60%	11,772	11,888	12,042	(d)
MSC_07-HQ13	12/15/2044	5.36%	10,747	10,654	11,044
PCMT_03-PWR1	2/11/2036	3.67%	1,785	1,773	1,787
BACM_03-1	9/11/2036	3.88%	1,068	1,066	1,072
BACM_05-4	7/10/2045	4.76%	1,338	1,338	1,337
BACM_2004-5	11/10/2041	4.56%	11,223	11,205	11,278
CD_05-C1	7/15/2044	5.39%	13,185	13,965	14,018
CSFBMSC_04-C2	5/15/2036	3.82%	12,084	12,097	12,241
GSMS_2004-GG2	8/10/2038	4.60%	1,391	1,406	1,390
GSMS_05-GG4	7/10/2039	4.68%	3,082	3,023	3,203
GSMS_07-EOP	3/6/2020	0.28%	12,318	12,005	12,183	(d)
GSMS_10-C2	12/10/2043	3.85%	9,879	9,976	10,204	(d)
JPMCC_02-CIB5	10/12/2037	4.37%	662	661	667
JPMCC_05-LDP5	12/15/2044	5.20%	10,000	10,307	10,116
LBUBS_05-C1	2/15/2030	4.31%	2,766	2,759	2,775
MLMT_05-CIP1	7/12/2038	4.96%	7,631	7,363	7,811
MSC 2004-IQ8 A3	6/15/2040	4.50%	498	498	498
GFCM_03-1	5/12/2035	5.25%	3,743	3,598	4,000	(d)
DBUBS_11-LC1A	11/10/2046	3.74%	9,929	10,165	10,165	(d)
BACM_02-2	7/11/2043	5.12%	9,659	9,598	9,811
JPMCC_01-CIB2	4/15/2035	6.43%	1,047	1,044	1,046
JPMCCMSC_03-CIBC6	7/12/2037	4.39%	2,112	2,105	2,150
WBCMT_05-C17	3/15/2042	5.04%	3,429	3,417	3,579
Total Non-Agency Commercial Mortgage Backed Securities:			385,572	390,064	394,950
Total Commercial Mortgage Backed Securities			464,166	469,620	476,906
Total - Mortgage Backed Securities			2,390,989	2,320,950	2,277,905

Corporate Debt Securities
AEROSPACE/DEFENSE
MOOG INCORPORATED	1/15/2015	6.25%	1,500	1,503	1,523
Total Aerospace/Defense			1,500	1,503	1,523

BANKING
US BANK NA	8/1/2011	6.38%	1,455	1,458	1,461
WASHINGTON MUTUAL BANK FA	6/15/2011	0.00%	1,500	0	2	(e)
Total Banking			2,955	1,458	1,463

CABLE
COMCAST HOLDINGS CORPORATION	7/15/2012	10.63%	2,250	2,417	2,473
CSC HOLDINGS INCORPORATED	4/15/2012	6.75%	64	64	66
DISH DBS CORPORATION	10/1/2011	6.38%	1,000	1,000	1,009
ROGERS CABLE SYSTEMS	6/15/2013	6.25%	1,500	1,506	1,645
ROGERS COMMUNICATIONS INCORPORATED	3/1/2014	6.38%	8,800	9,561	9,870
VIDEOTRON - LE GRPE LTD	1/15/2014	6.88%	1,000	1,002	1,011
Total Cable			14,614	15,550	16,074

CHEMICALS
DOW CHEMICAL COMPANY/THE	5/15/2014	7.60%	8,950	9,974	10,379
LYONDELL CHEMICAL COMPANY	5/1/2018	11.00%	100	100	112
NOVA CHEMICALS CORPORATION	1/15/2012	6.50%	1,800	1,808	1,831
Total Chemicals			10,850	11,882	12,322

ELECT. GAS & OTHER
APPALACHIAN POWER	5/24/2015	3.40%	15,000	15,231	15,543
ARIZONA PUB SERVICE	10/15/2011	6.38%	8,225	8,260	8,354
ARIZONA PUB SERVICE	3/1/2012	6.50%	8,300	8,447	8,605
ARIZONA PUB SERVICE	6/30/2014	5.80%	1,250	1,371	1,389
CENTERPOINT ENERGY HOUSTON	3/1/2014	7.00%	8,512	9,607	9,734
CENTERPOINT ENERGY RESOURCES COMPANY	1/15/2014	5.95%	8,250	8,970	9,083
COLORADO INTERSTATE GAS COMPANY	11/15/2015	6.80%	16,240	18,092	18,911
CONSOLIDATED NAT GAS COMPANY	3/1/2014	5.00%	9,475	10,261	10,337
CONSUMERS ENERGY COMPANY	2/15/2014	6.00%	2,000	2,208	2,224
CONSUMERS ENERGY COMPANY	3/15/2015	5.00%	1,000	1,088	1,102
DAYTON POWER AND LIGHT COMPANY	10/1/2013	5.13%	5,000	5,398	5,421
DUKE ENERGY CORPORATION	4/1/2015	3.35%	7,000	7,269	7,270
FIRSTENERGY CORPORATION	11/15/2011	6.45%	889	890	904
METROPOLITAN EDISON	3/15/2013	4.95%	5,000	5,228	5,249
NEVADA POWER COMPANY	4/15/2012	6.50%	2,522	2,597	2,632
NISOURCE FINANCE CORPORATION	3/1/2013	6.15%	5,000	5,253	5,378
NISOURCE FINANCE CORPORATION	7/15/2014	5.40%	10,000	10,545	11,011
OHIO POWER COMPANY	1/15/2014	4.85%	4,280	4,558	4,620
ONCOR ELECTRIC DELIVERY COMPANY	1/15/2015	6.38%	2,010	2,262	2,287
PACIFIC GAS AND ELECTRIC COMPANY	3/1/2014	4.80%	4,400	4,780	4,783
PLAINS ALL AMERICAN PIPELINE LLC	12/15/2013	5.625%	4,400	4,780	4,809
PSEG POWER	4/1/2014	5.00%	9,900	10,584	10,621
TEXAS GAS TRANSMISSION LLC	4/1/2013	5.50%	2,110	2,220	2,275	(d)
TRANS CONTINENTAL GAS PIPELINE	8/15/2011	7.00%	5,250	5,254	5,287
TRANSALTA CORPORATION	1/15/2015	4.75%	3,600	3,875	3,862
WEATHERFORD INTERNATIONAL LTD	3/15/2013	5.150%	242	247	256
Total Electric, Gas & Other			149,855	159,275	161,947

ENERGY
CHESAPEAKE ENERGY CORPORATION	8/15/2017	6.500%	210	209	222
KERR-MCGEE CORPORATION	9/15/2011	6.875%	8,640	8,645	8,740
NEWFIELD EXPLORATION COMPANY	9/1/2014	6.625%	200	202	203
XTO ENERGY INCORPORATED	2/1/2014	4.900%	1,000	998	1,099
Total Energy			10,050	10,054	10,264

FINANCE - OTHER
WOODSIDE FINANCE	11/10/2014	4.50%	18,940	19,388	20,310	(d)
Total Finance			18,940	19,388	20,310

FOOD PROC/BEV/BOTTLG
DIAGEO CAPITAL PLC	1/15/2014	7.38%	13,503	15,289	15,512
GENERAL MILLS INCORPORATED	5/16/2014	1.55%	10,000	10,000	10,069
KRAFT FOODS INCORPORATED	11/1/2011	5.63%	2,895	2,902	2,943
SABMILLER PLC	7/1/2011	6.20%	5,100	5,100	5,100	(d)
Total Food Processing/Beverages/Bottling			31,498	33,291	33,624

HEALTHCARE
AMERISOURCEBERGEN CORPORATION	9/15/2015	5.88%	955	953	1,084
MCKESSON CORPORATION	2/15/2014	6.50%	1,055	1,157	1,186
OMNICARE INCORPORATED	6/1/2013	6.13%	525	525	524
OMNICARE INCORPORATED	12/15/2015	6.88%	575	578	589
WELLPOINT INCORPORATED	8/1/2012	6.80%	3,700	3,767	3,929
Total Healthcare			6,810	6,980	7,312

HOME CONSTRUCTION
GIBRALTAR INDUSTRIES	12/1/2015	8.00%	250	250	252
MERITAGE HOMES CORPORATION	3/15/2015	6.25%	845	819	832
KB HOME	2/1/2014	5.75%	1,660	1,657	1,619
KB HOME	1/15/2015	5.88%	2,035	2,030	1,933
Total Home Construction			4,790	4,756	4,636

MEDIA
LIN TELEVISION CORPORATION	5/15/2013	6.50%	625	624	626
REED ELSEVIER CAPITAL	1/15/2014	7.75%	19,000	21,176	21,783
TIME WARNER INCORPORATED	5/1/2012	6.88%	14,141	14,567	14,861
TCM SUB LLC	1/15/2015	3.55%	32,561	33,349	34,138	(d)
Total Media			66,327	69,716	71,408

METALS/MINING
ALERIS INTERNATIONAL INCORPORATED	6/1/2020	6.00%	4	4	4
INTERNATIONAL STEEL GROUP	4/15/2014	6.50%	15,530	16,948	17,222
Total Metals/Mining			15,534	16,952	17,226

RAILROADS
BURLINGTON NORTHERN SANTA FE COMPANY	6/28/2012	4.26%	817	817	839	(d)
BURLINGTON NORTHERN SANTA FE COMPANY	1/2/2012	4.26%	194	195	196	(d)
CANADIAN PACIFIC RAILWAY COMPANY	5/15/2013	5.75%	5,967	6,346	6,412
UNION PACIFIC RAILROAD COMPANY	7/1/2012	3.86%	2,423	2,422	2,477	(d)
Total Railroads			9,401	9,780	9,924

RETAIL-STORES
KROGER COMPANY/THE	4/15/2012	6.75%	13,169	13,683	13,786
Total Retail - Stores			13,169	13,683	13,786

TECHNOLOGY
SUNGARD DATA	1/15/2014	4.88%	370	353	379
Total Technology			370	353	379

TELECOMMUNICATIONS
TELEFONICA EMISIONES SAU	4/27/2015	3.73%	4,500	4,495	4,582
US WEST COMMUNICATIONS INCORPORATED	6/15/2015	7.63%	510	513	576
VERIZON NEW YORK INCORPORATED	4/1/2012	6.88%	4,000	4,046	4,178
VODAFONE GROUP PLC	1/30/2015	5.38%	24,065	26,047	26,753
VODAFONE GROUP PLC	12/16/2013	5.00%	10,000	10,565	10,881
Total Telecommunications			43,075	45,666	46,970

TRANSPORTATION-OTHER
HERTZ CORPORATION - THE	1/1/2014	8.88%	149	150	153
WABTEC CORPORATION	7/31/2013	6.88%	1,360	1,366	1,455
Total Transportation			1,509	1,516	1,608
Total - Corporate Debt Securities			401,248	421,803	430,776
Total - Fixed Maturities			2,795,126	2,745,660	2,711,746

COMMON STOCK
Common Stock
Finance
ALERIS INTERNATIONAL INCORPORATED			5	172	293
NPF XII INCORPORATED - ABS			10,000	—	—
Total Finance			10,005	172	293

Industrial
AFFINITY GAMING LLC (HERBST)			9	87	97	(d)
CONTECH CONSTRUCTION PRODUCTS			97	—	5
IDEARC (SUPERMEDIA)			2	—	6
LYONDELLBASELL INDUSTRIES NV			16	82	623
MARK IV INDUSTRIES			9	115	537
MEDIANEWS GROUP INCORPORATED			3	41	86
MGM HOLDINGS II INCORPORATED			37	894	838
TROPICANA ENTERTAINMENT LLC			4	—	70
Total Industrial			177	1,219	2,262

Utility
HAWAIIAN TELCOM COMMUNICATIONS			3	71	86
Total -Utility			3	71	86
Total - Common Stock			10,185	1,462	2,641

CDOs:
MERRILL LYNCH ELLIOT & PAGE XIV SER 98-E			11,000	—	—	(e)
TOTAL CDOs			11,000	—	—
TOTAL AVAILABLE FOR SALE INVESTMENTS			2,816,311	2,747,122	2,714,387

SYNDICATED LOANS
AIRLINES
UNITED AIR LINES INCORPORATED	2/1/2014	2.27%	495	495	470
US AIRWAYS GROUP INCORPORATED	3/21/2014	2.69%	533	533	482
Total Airlines			1,027	1,027	952

BUILDING PRODUCTS
CONTECH CONSTRUCTION PRODUCTS	1/31/2013	5.25%	723	723	591
Total Building Products			723	723	591

CABLE
CSC HOLDINGS INCORPORATED	3/29/2016	2.06%	1,722	1,712	1,709
CHARTER COMMUNICATIONS OPERATION	3/5/2014	2.19%	6	6	6
CHARTER COMMUNICATIONS OPERATION	9/6/2016	3.56%	1,792	1,719	1,785
INSIGHT MIDWEST LP/INSIGHT CAP	4/7/2014	1.98%	1,983	1,952	1,948
MEDIACOM LLC	1/31/2015	1.92%	1,254	1,226	1,189
QUEBECOR MEDIA INCORPORATED	1/17/2013	2.28%	300	301	299
UPC BROADBAND HOLDING BV	12/31/2016	3.69%	145	145	144
UPC BROADBAND HOLDING BV	12/31/2017	3.69%	1,102	1,079	1,086
WINDSTREAM CORPORATION	12/17/2015	3.01%	241	241	241
Total Cable			8,546	8,380	8,406

CHEMICALS
BRENNTAG AG	1/20/2014	3.71%	29	29	29
BRENNTAG AG	1/20/2014	3.71%	1,376	1,338	1,369
CELANESE HOLDINGS LLC	10/31/2016	3.30%	1,142	1,134	1,146
HEXION SPECIALTY CHEMICALS INCORPORATED	5/5/2015	4.00%	408	408	401
HEXION SPECIALTY CHEMICALS INCORPORATED	5/5/2015	4.06%	388	374	388
HEXION SPECIALTY CHEMICALS INCORPORATED	5/5/2015	4.00%	183	183	179
HUNTSMAN INTERNATIONAL LLC	4/19/2014	1.74%	441	435	429
HUNTSMAN INTERNATIONAL LLC	4/19/2017	2.77%	1,204	1,198	1,169
ISP CHEMICALS INCORPORATED/ISP TECHNOLOGY	6/4/2014	1.72%	2,349	2,295	2,338
MACDERMID INCORPORATED	4/12/2014	2.19%	864	831	854
MILLENIUM CHEMICALS	5/15/2014	2.56%	483	467	480
PQ CORPORATION	7/30/2014	3.51%	1,775	1,723	1,717
Total Chemicals			10,643	10,416	10,501

DIVERSIFIED MANUFACTURING
ALIX PARTNERS	10/12/2013	2.26%	1,158	1,148	1,151
GENERAC ACQ (GENERAL POWER)	11/10/2013	2.79%	202	202	199
Total Diversified Manufacturing			1,360	1,350	1,350

ELCTNC/INFO/DATATECH
ACXIOM CORPORATION	3/15/2015	3.27%	181	181	181
FREESCALE SEMICONDUCTOR INCORPORATED	12/1/2016	4.44%	1,504	1,458	1,493
Total Electronic/Infor/Datatech			1,685	1,640	1,674

ELECT. GAS & OTHER
BOSTON GENERATING LLC	12/20/2013	6.50%	144	140	49
BOSTON GENERATING LLC	12/20/2013	6.50%	2	2	1
BOSTON GENERATING LLC	12/20/2013	4.50%	5	4	2
FIRSTLIGHT POWER RESOURCES INCORPORATED	11/1/2013	2.81%	312	312	306
LA PALOMA GENERATING CO LLC	8/16/2012	1.77%	1,949	1,868	1,882
NRG ENERGY INCORPORATED	2/1/2013	2.06%	—	—	—
NRG ENERGY INCORPORATED	2/1/2013	2.06%	119	117	118
NRG ENERGY INCORPORATED	8/31/2015	3.56%	642	635	641
NRG ENERGY INCORPORATED	8/31/2015	3.45%	788	783	787
TXU (ENERGY FUTURE HOLDINGS)	10/10/2014	3.69%	1,868	1,815	1,578
Total Electric, Gas & Other			5,829	5,678	5,365

FINANCE - OTHER
NIELSEN FINANCE LLC	8/9/2013	2.19%	27	26	27
NIELSEN FINANCE LLC	5/1/2016	3.94%	993	990	991
NIELSEN FINANCE LLC	5/1/2016	3.43%	440	434	437
NUVEEN INVESTMENTS INCORPORATED	11/13/2014	3.29%	400	389	394
NUVEEN INVESTMENTS INCORPORATED	5/31/2017	5.79%	468	464	467
Total Finance Other			2,327	2,303	2,316

FOOD PROC/BEV/BOTTLG
ARAMARK CORPORATION	1/26/2014	2.18%	338	331	330
ARAMARK CORPORATION	1/26/2014	2.06%	27	27	27
ARAMARK CORPORATION	7/26/2016	3.44%	49	49	49
ARAMARK CORPORATION	7/26/2016	3.56%	745	740	742
CONSTELLATION BRANDS INCORPORATED	6/5/2013	1.75%	284	284	283
DEAN FOODS COMPANY	4/2/2016	3.56%	2,990	2,904	2,903
Total Food Processing/Beverages/Bottling			4,433	4,334	4,333

GAMING
AFFINITY GAMING LLC (HERBST)	12/17/2015	10.00%	152	152	156
GREENWOOD RACING INCORPORATED	11/28/2011	2.45%	1,458	1,448	1,453
PENN NATIONAL GAMING INCORPORATED	10/3/2012	1.98%	543	539	542
VENETIAN MACAO	5/28/2013	4.70%	225	225	224
VENETIAN MACAO	5/25/2012	4.70%	580	572	579
VENETIAN MACAO	5/27/2013	4.70%	604	595	602
VENETIAN CASINO (LV SANDS)	11/23/2016	2.75%	556	531	540
VENETIAN CASINO (LV SANDS)	11/23/2016	2.75%	112	107	109
Total Gaming			4,231	4,170	4,206

HEALTHCARE
ALERE INCORPORATED (INVERNESS IMUS)	6/26/2014	2.19%	1,259	1,227	1,252
BIOMET	3/25/2015	3.28%	290	290	287
EMDEON BUSINESS SERVICES LLC	11/16/2013	2.20%	1,341	1,322	1,332

HCA INCORPORATED	5/1/2018	3.56%	1,184	1,180	1,163
HEALTH MANAGEMENT ASSOCIATES I	2/28/2014	2.06%	1,433	1,416	1,384
SURGICAL CARE AFFILIATES INCORPORATED	12/29/2014	2.31%	144	144	142
REABLE THERAPEUTICS FINANCE LLC	5/20/2014	3.19%	519	516	512
Total Healthcare			6,168	6,095	6,072

LEISURE
NATIONAL CINEMEDIA LLC	2/13/2015	1.75%	1,975	1,907	1,932
AMF BOWLING WORLDWIDE	6/7/2013	2.69%	245	245	214
CINEMARK USA INCORPORATED	4/30/2016	3.48%	1,443	1,428	1,448
HIT ENTERTAINMENT INCORPORATED	6/1/2012	5.52%	225	225	223
Total Leisure			3,888	3,804	3,817

MEDIA
ADVANSTAR COMMUNICATIONS	6/2/2014	5.25%	602	602	498
CENGAGE LEARNING (THOMSON)	7/3/2014	2.44%	241	240	217

CMP SUSQUEHANNA COMPANY	5/5/2013	2.25%	886	888	877
EMMIS OPERATING COMPANY	11/1/2013	4.31%	278	277	259
GATEHOUSE MEDIA INCORPORATED	8/28/2014	2.20%	1,483	1,484	521
GRAY TELEVISION INCORPORATED	12/31/2014	3.70%	504	503	494
IDEARC (SUPERMEDIA)	12/31/2015	11.00%	298	573	178
LODGENET INTERACTIVE CORPORATION	4/4/2014	6.50%	345	345	330
MEDIANEWS GROUP INCORPORATED	3/19/2014	8.50%	29	29	29
PENTON MEDIA INCORPORATED	8/1/2014	5.00%	145	145	115
REVOLUTION STUDIOS	12/21/2012	2.70%	433	432	380
RH DONNELLY INCORPORATED	10/24/2014	9.00%	406	406	276
SPANISH BROADCASTING SYSTEM IN	6/10/2012	2.06%	832	832	794
TRIBUNE COMPANY	6/4/2014	0.00%	790	787	534	(e)
TRIBUNE COMPANY	9/29/2014	0.00%	319	319	213	(e)
UNIVISION COMMUNICATIONS INCORPORATED	3/31/2017	4.44%	415	367	394
YELL FINANCE B.V.	7/31/2014	3.94%	1,347	1,322	523
ZUFFA LLC	6/19/2015	2.25%	193	193	189
Total Media			9,547	9,745	6,820

METALS/MINING
NORANDA ALUMINIUM ACQUISITION	5/18/2014	1.94%	396	391	391
Total Metals/Mining			396	391	391

PAPER & FOREST PROD
GEORGIA-PACIFIC LLC	12/23/2012	2.52%	566	566	565
GEORGIA-PACIFIC LLC	12/23/2014	3.52%	495	495	495
Total Paper & Forest Prod			1,061	1,061	1,060

PACKAGING
GRAPHIC PACKAGING CORPORATION	5/16/2014	2.29%	419	419	415
BERRY PLASTICS (BPC HOLDINGS)	4/3/2015	2.26%	2,299	2,192	2,164
Total Packaging			2,718	2,611	2,580

PHARMACEUTICALS
CATALENT PHARMA SOLUTIONS	4/10/2014	2.44%	700	686	668
Total Pharmaceuticals			700	686	668

RAILROADS
KANSAS CITY SOUTHERN RAILWAY	4/28/2013	2.02%	595	595	593
Total Railroads			595	595	593

RETAIL-STORES
JETRO HOLDINGS	7/2/2014	2.45%	1,145	1,130	1,120
MICHAELS STORES INCORPORATED	10/31/2013	2.56%	437	437	428
PEP BOYS-MANNY MOE & JACK	10/27/2013	2.25%	550	548	549
RENT A CENTER INCORPORATED	6/30/2012	1.94%	4	4	4
RENT A CENTER INCORPORATED	3/31/2015	3.25%	894	885	892
RITE AID CORPORATION	6/4/2014	1.94%	733	733	698
SALLY HOLDINGS LLC	11/16/2013	2.44%	1,106	1,103	1,104
SUPERVALU INCORPORATED	10/5/2015	3.44%	1,586	1,587	1,561
YANKEE ACQUISITION CORPORATION	2/6/2014	2.20%	180	179	177
Total Retail Stores			6,633	6,604	6,533

RESTURANTS
CBRL - CRACKER BARREL	4/27/2013	1.78%	47	47	47
CBRL - CRACKER BARREL	4/27/2016	2.78%	351	351	351
OUTBACK STEAKHOUSE INCORPORATED	6/14/2013	0.07%	20	20	19
OUTBACK STEAKHOUSE INCORPORATED	6/14/2014	2.50%	201	201	192
Total Restaurants			619	619	608

SERVICES-OTHER
SABRE INCORPORATED	9/30/2014	2.21%	286	286	256
EDUCATION MANAGEMENT COMPANY	6/3/2013	2.06%	653	653	642
WEIGHT WATCHERS INTERNATIONAL	1/26/2014	1.56%	385	381	384
WEIGHT WATCHERS INTERNATIONAL	6/30/2016	2.56%	854	850	850
Total Services - Other			2,178	2,171	2,132

TELECOMMUNICATIONS
CROWN CASTLE OPERATING COMPANY	3/6/2014	1.69%	1,628	1,595	1,609
HAWAIIAN TELCOM COMMUNICATIONS	10/28/2015	9.00%	100	100	103
TIME WARNER TELECOM HOLDINGS I	12/30/2016	3.45%	1,423	1,413	1,420
VERIFONE INCORPORATED	10/31/2013	2.95%	164	164	163
Total Telecommunications			3,316	3,272	3,295

TXTIL/APPRL/SHOE MFG
GUILFORD MILLS	9/8/2013	8.01%	83	83	81
GUILFORD MILLS	3/18/2013	8.00%	131	131	128
Total Textile/Apparel/Shoe Mfg			214	214	209

Total - Syndicated Loans			78,838	77,888	74,471

Allowance for Loan Losses			(4,163)	(4,163)	—
Total - Syndicated Loans, Net			74,675	73,725	74,471
TOTAL Investments in Securities of Unaffiliated Issuers			2,991,286	2,921,145	2,889,156

NOTES:

(a) Cash equivalents as highly liquid investments with original maturities of 90 days or less per Note 1 to the financial statements. See Notes 1 and 3 to the financial statements regarding determination of Cost and fair values. For Syndicated Loans see Notes 1 and 4 to the financial statements regarding determination of Cost and fair values. All available for sale securities are carried at fair value on the balance sheet.

(b) All Cash Equivalents and Available For Sale Investments are carried at fair value. In the absence of market quotations, securities are valued by Ameriprise Certificate Company at fair value. All Syndicated Loans are carried at amortized cost, less allowance for loan losses on the balance sheet.

(c)  Aggregate Cost of Cash Equivalents in Investments in Securities of Unaffiliated Issuers for federal income tax was $100.3 million. Available For Sale Investments in Securities of Unaffiliated Issuers for federal income tax purposes was $2.802 billion. Aggregate Cost of Syndicated Loan Investments in Securities of Unaffiliated Issuers for federal Income tax purposes was $77.8 million.

(d) Securities acquired in private negotiation which may require registration under federal securities law if they were to be publicly sold.

(e) Non-Income producing securities.